INCOME TAXES (Details 1) - Varian Biopharmaceuticals [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal, state and city net operating loss carryforwards	$ 392,824	$ 112,064
Other temporary differences	164,712	47,792
Total deferred income tax assets	557,536	159,856
Valuation allowance	(557,536)	(159,856)
Total deferred income tax assets, net of valuation allowance
Deferred tax liabilities
Net deferred income tax assets